INVENTORIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
INVENTORIES
11. INVENTORIES

As at	December 31, 2019	December 31, 2018
Gold doré	$791	$1,114
Gold in circuit	10,941	9,493
Ore stockpiles	7,888	7,770
Supplies and consumables	28,066	21,712
	$47,686	$40,089

The cost of gold doré, gold in circuit, ore stockpiles (“metal inventory”), and supplies and consumables recognized as an expense and included in operating costs in the years ended December 31, 2019 and 2018 are $280,745 and $267,189, respectively. During the year ended December 31, 2019, there were write downs of inventory to net realizable value of $4,527 (year ended December 31, 2018 - $nil). There were no reversals of write downs of inventory to net realizable value during the years ended December 31, 2019 and 2018.